Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS Global Income Builder VIP

		Shares	Value ($)
Common Stocks 56.1%
Communication Services 5.5%
Diversified Telecommunication Services 2.5%
AT&T, Inc.		19,239	728,004
BCE, Inc.		3,319	160,532
Deutsche Telekom AG (Registered)		8,686	145,766
Koninklijke KPN NV		54,865	171,079
Nippon Telegraph & Telephone Corp.		3,442	164,459
Orange SA		10,807	169,524
Proximus SADP		5,069	150,394
Singapore Telecommunications Ltd.		62,518	140,715
Swisscom AG (Registered)		309	152,496
Telefonica SA		20,852	159,252
Telenor ASA		7,405	148,448
Telia Co. AB		41,023	183,643
TELUS Corp.		5,928	210,971
Verizon Communications, Inc.		9,142	551,811
			3,237,094
Entertainment 0.4%
NetEase, Inc. (ADR)		760	202,297
Walt Disney Co.		2,468	321,630
			523,927
Interactive Media & Services 1.5%
Alphabet, Inc. "A"*		389	475,023
Alphabet, Inc. "C"*		414	504,666
Baidu, Inc. (ADR)*		1,386	142,425
Facebook, Inc. "A"*		3,444	613,308
Tencent Holdings Ltd. (ADR)		5,078	211,397
			1,946,819
Media 0.7%
Comcast Corp. "A"		6,680	301,134
Interpublic Group of Companies, Inc.		6,903	148,829
Omnicom Group, Inc.		1,848	144,698
Shaw Communications, Inc. "B"		7,271	142,857
WPP PLC		11,809	147,617
			885,135
Wireless Telecommunication Services 0.4%
KDDI Corp.		6,816	177,930
NTT DoCoMo, Inc.		7,535	192,749
Vodafone Group PLC		74,572	148,576
			519,255
Consumer Discretionary 6.2%
Auto Components 0.1%
Bridgestone Corp.		3,836	149,004
Automobiles 1.4%
Bayerische Motoren Werke AG		2,179	153,338
Daimler AG (Registered)		5,218	259,137
Ford Motor Co.		27,350	250,526
General Motors Co.		4,501	168,697
Honda Motor Co., Ltd.		5,633	146,534
Nissan Motor Co., Ltd.		34,865	218,097
Renault SA		2,473	141,928
Subaru Corp.		7,158	202,796
Toyota Motor Corp.		4,589	308,028
			1,849,081
Diversified Consumer Services 0.4%
H&R Block, Inc.		5,929	140,043
New Oriental Education & Technology Group, Inc. (ADR)*		1,871	207,232
Tal Education Group (ADR)*		4,994	170,995
			518,270
Hotels, Restaurants & Leisure 0.9%
Carnival Corp.		3,133	136,943
Darden Restaurants, Inc.		1,227	145,056
Las Vegas Sands Corp.		3,842	221,914
McDonald's Corp.		1,407	302,097
Sands China Ltd.		35,547	161,309
Starbucks Corp.		1,962	173,480
			1,140,799
Household Durables 0.7%
Barratt Developments PLC		27,978	222,764
Garmin Ltd.		1,712	144,989
Leggett & Platt, Inc.		3,872	158,520
Newell Brands, Inc.		10,805	202,270
Sekisui House Ltd.		10,222	201,891
			930,434
Internet & Direct Marketing Retail 1.1%
Alibaba Group Holding Ltd. (ADR)*		805	134,620
Amazon.com, Inc.*		596	1,034,603
Ctrip.com International Ltd. (ADR)*		4,108	120,323
JD.com, Inc. (ADR)*		4,592	129,540
			1,419,086
Multiline Retail 0.5%
Kohl's Corp.		4,024	199,832
Macy's, Inc.		9,486	147,412
Target Corp.		1,311	140,159
Wesfarmers Ltd.		5,866	157,778
			645,181
Specialty Retail 0.9%
Hennes & Mauritz AB "B"		8,465	164,075
Home Depot, Inc.		2,023	469,376
Lowe's Companies, Inc.		1,252	137,670
The Gap, Inc.		10,087	175,110
TJX Companies, Inc.		2,555	142,416
			1,088,647
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc.		6,030	157,081
VF Corp.		1,632	145,232
			302,313
Consumer Staples 4.0%
Beverages 0.7%
Ambev SA (ADR)		36,002	166,329
Coca-Cola Co.		7,750	421,910
PepsiCo, Inc.		2,490	341,379
			929,618
Food & Staples Retailing 0.3%
Walgreens Boots Alliance, Inc.		2,739	151,494
Walmart, Inc.		2,019	239,615
			391,109
Food Products 1.2%
Archer-Daniels-Midland Co.		3,779	155,204
Bunge Ltd.		2,656	150,383
General Mills, Inc.		2,721	149,982
Kellogg Co.		2,224	143,114
Mondelez International, Inc. "A"		2,522	139,517
Mowi ASA		6,060	140,122
Nestle SA (Registered)		5,132	556,580
The JM Smucker Co.		1,353	148,857
			1,583,759
Household Products 0.7%
Colgate-Palmolive Co.		1,917	140,919
Kimberly-Clark Corp.		1,088	154,550
Procter & Gamble Co.		4,299	534,710
			830,179
Personal Products 0.1%
Unilever NV		3,091	185,913
Tobacco 1.0%
Altria Group, Inc.		8,974	367,037
British American Tobacco PLC		6,794	250,655
Japan Tobacco, Inc.		13,253	290,370
Philip Morris International, Inc.		4,401	334,168
			1,242,230
Energy 4.2%
Oil, Gas & Consumable Fuels
BP PLC		53,860	341,138
Chevron Corp.		3,602	427,197
Enbridge, Inc.		7,643	268,250
Eni SpA		10,506	160,684
Exxon Mobil Corp.		8,644	610,353
Gazprom PJSC (ADR)		51,309	354,032
Kinder Morgan, Inc.		8,740	180,131
LUKOIL PJSC (ADR)		5,460	451,706
Neste Oyj		4,516	149,579
Occidental Petroleum Corp.		4,018	178,681
ONEOK, Inc.		2,032	149,738
Pembina Pipeline Corp.		3,862	143,158
Petroleo Brasileiro SA (ADR)		10,137	146,682
Phillips 66		1,438	147,251
Plains GP Holdings LP "A"*		7,099	150,712
Repsol SA		9,510	148,645
Royal Dutch Shell PLC "A"		13,120	384,511
Royal Dutch Shell PLC "B"		10,024	295,442
TC Energy Corp.		2,796	144,775
Total SA		4,895	255,249
Valero Energy Corp.		1,868	159,228
Williams Companies, Inc.		7,087	170,513
			5,417,655
Financials 8.6%
Banks 4.5%
Australia & New Zealand Banking Group Ltd.		8,159	156,996
Banco Bradesco SA (ADR)		17,799	144,884
Banco Santander SA		36,665	149,439
Bank of America Corp.		7,638	222,800
Bank of Nova Scotia		3,148	178,803
BB&T Corp.		2,946	157,228
BNP Paribas SA		3,051	148,598
BOC Hong Kong Holdings Ltd.		41,439	140,988
Canadian Imperial Bank of Commerce		1,857	153,216
Citigroup, Inc.		2,184	150,871
Commonwealth Bank of Australia		3,928	214,130
HSBC Holdings PLC		50,791	389,745
ING Groep NV		14,821	155,258
Itau Unibanco Holding SA (ADR) (Preferred)		39,923	335,752
JPMorgan Chase & Co.		4,202	494,533
Lloyds Banking Group PLC		237,449	157,942
Mitsubishi UFJ Financial Group, Inc.		29,692	151,236
Mizuho Financial Group, Inc.		98,478	151,340
National Australia Bank Ltd.		11,288	226,235
People's United Financial, Inc.		9,722	152,003
Royal Bank of Canada		3,032	245,952
Sberbank of Russia PJSC (ADR)		26,459	374,196
Skandinaviska Enskilda Banken AB "A"		21,462	197,312
Sumitomo Mitsui Financial Group, Inc.		4,401	150,979
Toronto-Dominion Bank		3,787	220,814
Wells Fargo & Co.		6,915	348,793
Westpac Banking Corp.		11,191	223,758
			5,793,801
Capital Markets 0.7%
CME Group, Inc.		702	148,361
Invesco Ltd.		11,740	198,876
Singapore Exchange Ltd.		25,976	159,285
Standard Life Aberdeen PLC		54,048	189,870
UBS Group AG (Registered)*		20,428	231,928
			928,320
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc. "B"*		1,053	219,045
Insurance 3.2%
Admiral Group PLC		6,200	161,371
Aegon NV		36,183	150,465
Ageas		2,776	153,908
Allianz SE (Registered)		833	194,157
American Financial Group, Inc.		1,478	159,402
Assicurazioni Generali SpA		10,389	201,518
Aviva PLC		43,291	212,264
AXA SA		9,684	247,289
Baloise Holding AG (Registered)		844	151,172
Chubb Ltd.		905	146,103
Fidelity National Financial, Inc.		3,207	142,423
Great-West Lifeco, Inc.		7,716	185,263
Legal & General Group PLC		50,043	152,819
MetLife, Inc.		3,237	152,657
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		611	158,069
NN Group NV		4,403	156,246
Poste Italiane SpA 144A		13,870	157,818
Power Corp. of Canada		8,267	190,443
Power Financial Corp.		8,845	205,094
Swiss Life Holding AG (Registered)		293	140,133
Swiss Re AG		3,029	316,025
Zurich Insurance Group AG		878	335,922
			4,070,561
Health Care 5.1%
Biotechnology 0.8%
AbbVie, Inc.		6,609	500,434
Amgen, Inc.		1,524	294,909
Gilead Sciences, Inc.		4,098	259,731
			1,055,074
Health Care Equipment & Supplies 0.4%
Abbott Laboratories		2,837	237,372
Medtronic PLC		2,580	280,239
			517,611
Health Care Providers & Services 0.5%
Cardinal Health, Inc.		3,157	148,979
CVS Health Corp.		2,668	168,270
UnitedHealth Group, Inc.		1,315	285,776
			603,025
Pharmaceuticals 3.4%
Astellas Pharma, Inc.		10,293	147,326
AstraZeneca PLC		2,490	222,129
Bayer AG (Registered)		2,328	164,051
Bristol-Myers Squibb Co.		5,117	259,483
Eli Lilly & Co.		1,814	202,860
GlaxoSmithKline PLC		14,421	308,518
Johnson & Johnson		5,378	695,806
Merck & Co., Inc.		5,574	469,219
Novartis AG (Registered)		4,488	388,736
Novo Nordisk AS ''B"		3,119	160,516
Pfizer, Inc.		11,842	425,483
Roche Holding AG (Genusschein)		1,518	442,095
Sanofi		2,629	243,995
Takeda Pharmaceutical Co., Ltd.		5,735	196,526
			4,326,743
Industrials 4.3%
Aerospace & Defense 0.8%
BAE Systems PLC		20,306	142,024
Boeing Co.		744	283,070
General Dynamics Corp.		735	134,307
Lockheed Martin Corp.		432	168,506
Raytheon Co.		776	152,243
United Technologies Corp.		1,115	152,220
			1,032,370
Air Freight & Logistics 0.1%
United Parcel Service, Inc. "B"		1,426	170,863
Airlines 0.3%
Deutsche Lufthansa AG (Registered)		9,162	145,627
easyJet PLC		12,279	173,351
			318,978
Building Products 0.1%
Johnson Controls International PLC		3,466	152,123
Commercial Services & Supplies 0.1%
Quad Graphics, Inc.		2	21
Waste Management, Inc.		1,251	143,865
			143,886
Construction & Engineering 0.4%
ACS, Actividades de Construccion y Servicios SA		3,833	153,232
Bouygues SA		3,888	155,973
Kajima Corp.		12,021	158,439
			467,644
Electrical Equipment 0.4%
ABB Ltd. (Registered)		7,347	144,510
Eaton Corp. PLC		1,853	154,077
Emerson Electric Co.		2,303	153,979
			452,566
Industrial Conglomerates 0.4%
3M Co.		884	145,330
Honeywell International, Inc.		1,081	182,905
Siemens AG (Registered)		1,448	155,125
			483,360
Machinery 0.5%
Caterpillar, Inc.		1,175	148,414
Cummins, Inc.		962	156,488
Illinois Tool Works, Inc.		967	151,326
PACCAR, Inc.		3,274	229,213
			685,441
Marine 0.1%
Kuehne + Nagel International AG (Registered)		1,015	149,571
Professional Services 0.3%
Adecco Group AG (Registered)		2,682	148,393
Nielsen Holdings PLC		11,570	245,863
			394,256
Road & Rail 0.2%
Aurizon Holdings Ltd.		35,477	141,384
Union Pacific Corp.		1,016	164,571
			305,955
Trading Companies & Distributors 0.6%
ITOCHU Corp.		8,716	180,360
Marubeni Corp.		22,451	149,851
Mitsubishi Corp.		5,684	139,916
Mitsui & Co., Ltd.		9,041	148,482
Sumitomo Corp.		9,862	154,648
			773,257
Information Technology 10.0%
Communications Equipment 0.8%
Cisco Systems, Inc.		9,316	460,303
Juniper Networks, Inc.		5,945	147,139
Motorola Solutions, Inc.		831	141,611
Nokia Oyj		37,747	190,871
			939,924
Electronic Equipment, Instruments & Components 0.2%
Corning, Inc.		5,189	147,990
TE Connectivity Ltd.		1,516	141,261
			289,251
IT Services 2.7%
Accenture PLC "A"		1,307	251,401
Automatic Data Processing, Inc.		1,232	198,869
Broadridge Financial Solutions, Inc.		1,164	144,837
Cognizant Technology Solutions Corp. "A"		2,322	139,935
Fidelity National Information Services, Inc.		1,142	151,612
Fujitsu Ltd.		1,917	154,119
Infosys Ltd. (ADR)		16,492	187,514
International Business Machines Corp.		3,150	458,073
Leidos Holdings, Inc.		1,766	151,664
MasterCard, Inc. "A"		1,483	402,738
Paychex, Inc.		2,803	232,004
PayPal Holdings, Inc.*		1,320	136,739
Sabre Corp.		6,229	139,499
Visa, Inc. "A"		2,882	495,733
Western Union Co.		11,568	268,031
			3,512,768
Semiconductors & Semiconductor Equipment 1.8%
Analog Devices, Inc.		1,382	154,411
Broadcom, Inc.		1,095	302,297
Intel Corp.		7,574	390,288
KLA Corp.		949	151,318
Maxim Integrated Products, Inc.		3,127	181,085
QUALCOMM., Inc.		2,864	218,466
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		9,540	443,419
Texas Instruments, Inc.		2,405	310,822
Tokyo Electron Ltd.		787	151,172
			2,303,278
Software 2.5%
Adobe, Inc.*		741	204,701
Intuit, Inc.		505	134,300
Micro Focus International PLC		14,940	208,000
Microsoft Corp.		12,778	1,776,525
Oracle Corp.		4,894	269,317
salesforce.com, Inc.*		1,002	148,737
SAP SE		1,490	175,305
ServiceNow, Inc.*		568	144,187
Trend Micro, Inc.		3,374	161,209
			3,222,281
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.		7,559	1,692,989
Canon, Inc.		8,271	221,476
HP, Inc.		7,545	142,752
Seagate Technology PLC		4,680	251,737
Seiko Epson Corp. (a)		10,532	148,976
Western Digital Corp.		2,306	137,530
			2,595,460
Materials 1.7%
Chemicals 0.8%
Air Products & Chemicals, Inc.		654	145,096
BASF SE		2,245	156,992
Dow, Inc.		5,260	250,639
Linde PLC		768	148,777
LyondellBasell Industries NV "A"		1,838	164,446
Mitsubishi Chemical Holdings Corp.		20,720	148,364
			1,014,314
Construction Materials 0.1%
LafargeHolcim Ltd. (Registered)*		3,140	154,394
Containers & Packaging 0.4%
Amcor PLC		21,656	211,146
International Paper Co.		3,624	151,556
Westrock Co.		4,074	148,497
			511,199
Metals & Mining 0.3%
JFE Holdings, Inc.		12,021	145,264
Vale SA (ADR)*		23,175	266,513
			411,777
Paper & Forest Products 0.1%
UPM-Kymmene Oyj		5,128	151,656
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITs)
Ascendas Real Estate Investment Trust		78,067	176,270
British Land Co. PLC		22,415	161,178
Crown Castle International Corp.		1,129	156,942
HCP, Inc.		4,450	158,553
Host Hotels & Resorts, Inc.		8,585	148,435
Kimco Realty Corp.		10,772	224,919
Mid-America Apartment Communities, Inc.		1,105	143,661
National Retail Properties, Inc.		2,749	155,044
Prologis, Inc.		1,693	144,277
Public Storage		643	157,709
Realty Income Corp.		2,117	162,332
RioCan Real Estate Investment Trust		7,443	148,203
Scentre Group		54,222	143,834
Simon Property Group, Inc.		1,185	184,445
Stockland		62,624	192,834
Ventas, Inc.		2,095	152,998
VEREIT, Inc.		26,632	260,461
Vicinity Centres		87,677	152,406
Welltower, Inc.		1,938	175,680
Weyerhaeuser Co.		5,862	162,377
WP Carey, Inc.		2,522	225,719
			3,588,277
Utilities 3.7%
Electric Utilities 2.2%
American Electric Power Co., Inc.		1,607	150,560
Duke Energy Corp.		2,248	215,493
EDP - Energias de Portugal SA		37,976	147,440
Endesa SA		7,827	205,912
Enel SpA		22,180	165,787
Entergy Corp.		1,388	162,896
Evergy, Inc.		2,238	148,961
Exelon Corp.		3,112	150,341
FirstEnergy Corp.		3,074	148,259
Fortum Oyj		7,467	176,560
NextEra Energy, Inc.		800	186,392
OGE Energy Corp.		3,441	156,153
Power Assets Holdings Ltd.		23,115	155,305
PPL Corp.		6,872	216,399
Red Electrica Corp. SA		9,100	184,863
Southern Co.		3,747	231,452
			2,802,773
Gas Utilities 0.3%
Naturgy Energy Group SA		6,963	184,568
Snam SpA		28,422	143,538
			328,106
Multi-Utilities 1.2%
AGL Energy Ltd.		11,040	142,913
CenterPoint Energy, Inc.		5,266	158,928
Consolidated Edison, Inc.		1,639	154,836
Dominion Energy, Inc		3,028	245,389
DTE Energy Co.		1,120	148,915
Engie SA		9,640	157,289
National Grid PLC		14,346	155,637
Public Service Enterprise Group, Inc.		2,438	151,351
Sempra Energy		1,036	152,924
WEC Energy Group, Inc.		1,540	146,454
			1,614,636
Total Common Stocks (Cost $59,813,326)			72,220,052
Preferred Stocks 4.9%
Financials 3.3%
AGNC Investment Corp. Series C, 7.0%		14,427	372,072
AGNC Investment Corp. Series B, 7.75%		18,000	458,820
Bank of America Corp. Series Y, 6.5%		15,000	377,550
BB&T Corp. 5.625%		10,000	268,000
Capital One Financial Corp. Series G, 5.2%		10,000	253,100
Citigroup, Inc. Series S, 6.3%		15,000	394,200
Fifth Third Bancorp. Series I, 6.625%		10,000	280,000
JPMorgan Chase & Co. Series AA, 6.1%		15,000	388,800
KeyCorp Series E, 6.125%		10,000	287,500
Morgan Stanley Series K, 5.85%		10,000	273,000
The Goldman Sachs Group, Inc. Series J, 5.5%		17,000	455,090
Wells Fargo & Co. Series Y, 5.625%		15,000	402,600
			4,210,732
Real Estate 1.0%
Kimco Realty Corp. Series L, 5.125%		15,000	389,850
Prologis, Inc. Series Q, 8.54%		164	11,460
Simon Property Group, Inc. Series J, 8.375%		8,000	577,600
VEREIT, Inc. Series F, 6.7%		13,600	344,760
			1,323,670
Utilities 0.6%
Dominion Energy, Inc. Series A, 5.25%		30,000	798,900
Total Preferred Stocks (Cost $6,389,940)			6,333,302
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,283)		170	6,086
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 11.0%
Communication Services 2.4%
Cablevision Systems Corp., 5.875%, 9/15/2022		200,000	215,500
CCO Holdings LLC:
144A, 5.375%, 6/1/2029		95,000	101,175
144A, 5.875%, 5/1/2027		250,000	264,375

Netflix, Inc.:
4.375%, 11/15/2026		100,000	101,305
5.5%, 2/15/2022		365,000	386,900
5.875%, 11/15/2028		350,000	380,205
Sprint Communications, Inc., 6.0%, 11/15/2022		275,000	292,188
Sprint Corp., 7.625%, 2/15/2025		300,000	330,000
Symantec Corp., 3.95%, 6/15/2022		275,000	279,512
VeriSign, Inc.:
4.625%, 5/1/2023		300,000	304,950
5.25%, 4/1/2025		300,000	327,540
Verizon Communications, Inc., 4.016%, 12/3/2029		100,000	111,133
			3,094,783
Consumer Discretionary 0.5%
1011778 B.C. Unlimited Liability Co., 144A, 3.875%, 1/15/2028		75,000	75,477
Ford Motor Credit Co. LLC, 4.542%, 8/1/2026		202,000	201,813
Hilton Domestic Operating Co., Inc., 144A, 4.875%, 1/15/2030		70,000	73,909
Hilton Worldwide Finance LLC, 4.875%, 4/1/2027		300,000	315,975
Las Vegas Sands Corp., 3.9%, 8/8/2029		45,000	46,156
			713,330
Consumer Staples 0.2%
Altria Group, Inc., 5.95%, 2/14/2049		70,000	82,317
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		121,000	158,354
PepsiCo, Inc., 3.375%, 7/29/2049		55,000	58,530
			299,201
Energy 2.4%
Antero Midstream Partners LP, 144A, 5.75%, 1/15/2028		315,000	261,450
Apache Corp., 4.25%, 1/15/2030		211,000	214,505
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025		200,000	222,526
Cheniere Energy Partners LP, 5.625%, 10/1/2026		350,000	371,402
CrownRock LP, 144A, 5.625%, 10/15/2025		100,000	100,623
Devon Energy Corp., 5.0%, 6/15/2045		110,000	127,196
Empresa Nacional del Petroleo, 144A, 5.25%, 11/6/2029		200,000	230,665
Energy Transfer Operating LP, 5.5%, 6/1/2027		100,000	113,130
Enterprise Products Operating LLC, 4.2%, 1/31/2050		332,000	355,060
Hess Corp., 5.8%, 4/1/2047		70,000	80,532
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		200,000	186,000
Kinder Morgan, Inc., 5.2%, 3/1/2048		65,000	74,902
MPLX LP, 5.5%, 2/15/2049		70,000	81,180
Occidental Petroleum Corp., 3.5%, 8/15/2029		87,000	88,235
Plains All American Pipeline LP, 2.85%, 1/31/2023		55,000	54,999
Range Resources Corp., 5.0%, 8/15/2022		200,000	187,500
Targa Resources Partners LP, 5.375%, 2/1/2027		200,000	206,750
WPX Energy, Inc., 5.25%, 9/15/2024		200,000	203,500
			3,160,155
Financials 1.8%
BB&T Corp., 4.8%, Perpetual (d)		300,000	299,997
BPCE SA, 144A, 4.875%, 4/1/2026		500,000	544,231
Citigroup, Inc., 3.98%, 3/20/2030		120,000	130,484
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029		40,000	39,862
Morgan Stanley, 4.431%, 1/23/2030		94,000	105,577
PayPal Holdings, Inc.:
2.65%, 10/1/2026		101,000	101,696
2.85%, 10/1/2029		150,000	150,933
REC Ltd., 144A, 5.25%, 11/13/2023		200,000	214,977
Royal Bank of Scotland Group PLC, 7.5%, Perpetual (d)		400,000	408,500
Wells Fargo & Co., 3.196%, 6/17/2027		100,000	103,328
Westpac Banking Corp., 5.0%, Perpetual (d)		200,000	195,970
			2,295,555
Health Care 1.1%
AbbVie, Inc., 4.875%, 11/14/2048		75,000	82,743
Bristol-Myers Squibb Co., 144A, 4.25%, 10/26/2049		100,000	116,112
CVS Health Corp., 5.05%, 3/25/2048		285,000	323,455
HCA, Inc.:
4.125%, 6/15/2029		110,000	115,355
5.25%, 6/15/2026		500,000	556,759
7.5%, 2/15/2022		100,000	110,830
UnitedHealth Group, Inc., 2.875%, 8/15/2029		54,000	55,114
			1,360,368
Industrials 0.3%
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		175,000	184,433
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024		255,000	261,770
			446,203
Information Technology 0.4%
Fiserv, Inc., 3.5%, 7/1/2029		140,000	147,296
IQVIA, Inc., 144A, 5.0%, 5/15/2027		205,000	214,738
NXP BV, 144A, 3.875%, 6/18/2026		150,000	157,966
			520,000
Materials 0.4%
Freeport-McMoRan, Inc.:
4.55%, 11/14/2024		235,000	240,828
5.0%, 9/1/2027		240,000	238,826
			479,654
Real Estate 0.5%
American Tower Corp., (REIT), 3.8%, 8/15/2029		165,000	176,105
Iron Mountain, Inc., 144A, (REIT), 4.875%, 9/15/2029		90,000	91,377
Office Properties Income Trust:
(REIT), 4.15%, 2/1/2022		60,000	61,353
(REIT), 4.25%, 5/15/2024		45,000	45,999
Omega Healthcare Investors, Inc.:
(REIT), 4.5%, 4/1/2027		50,000	53,177
(REIT), 4.75%, 1/15/2028		60,000	64,925
Service Properties Trust, (REIT), 3.95%, 1/15/2028		100,000	94,903
			587,839
Utilities 1.0%
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		190,000	190,450
144A, 4.25%, 7/15/2024		275,000	283,250
NRG Energy, Inc., 144A, 5.25%, 6/15/2029		148,000	159,145
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	260,000	315,651
Southern California Edison Co., Series E, 3.7%, 8/1/2025		270,000	285,620
			1,234,116
Total Corporate Bonds (Cost $13,844,034)			14,191,204
Asset-Backed 9.0%
Automobile Receivables 2.6%
AmeriCredit Automobile Receivables Trust, "C", Series 2019-2, 2.74%, 4/18/2025		720,000	728,792
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2019-1A, 144A, 4.53%, 3/20/2023		100,000	103,036
CPS Auto Receivables Trust, "E", Series 2015-C, 144A, 6.54%, 8/16/2021		500,000	513,918
Ford Credit Floorplan Master Owner Trust A, "A", Series 2019-4, 2.44%, 9/15/2026		720,000	723,859
Hertz Vehicle Financing II LP:
"A", Series 2018-1A, 144A, 3.29%, 2/25/2024		500,000	512,672
"B", Series 2017-2A, 144A, 4.2%, 10/25/2023		500,000	520,380
Santander Drive Auto Receivables Trust, "C", Series 2019-1, 3.42%, 4/15/2025		250,000	254,752
			3,357,409
Credit Card Receivables 0.5%
Chase Issuance Trust, "A1", Series 2018-A1, 1-month USD-LIBOR + 0.200%, 2.228% **, 4/17/2023		200,000	200,157
Citibank Credit Card Issuance Trust, "A7", Series 2017-A7, 1-month USD-LIBOR + 0.370%, 2.412% **, 8/8/2024		500,000	501,096
			701,253
Miscellaneous 5.9%
Apidos CLO XXIX, "A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.550%, 3.826% **, 7/25/2030		1,500,000	1,475,940
Ares XXXIR CLO Ltd., "A2", Series 2014-31RA, 144A, 3-month USD-LIBOR + 1.300%, 3.432% **, 5/24/2030		700,000	687,432
Atrium XIII, "A2", Series 13A, 144A, 3-month USD-LIBOR + 1.250%, 3.509% **, 11/21/2030		800,000	787,038
DB Master Finance LLC, "A2I", Series 2019-1A, 144A, 3.787%, 5/20/2049		219,450	225,990
Dell Equipment Finance Trust, "D", Series 2017-1, 144A, 3.44%, 4/24/2023		280,000	280,912
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		333,200	348,594
Dryden 55 CLO Ltd., "B", Series 2018-55A, 144A, 3-month USD-LIBOR + 1.550%, 3.853% **, 4/15/2031		1,500,000	1,476,627
GMF Floorplan Owner Revolving Trust, "C", Series 2019-1, 144A, 3.06%, 4/15/2024		260,000	263,741
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		74,401	73,994
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036		495,000	503,946
Neuberger Berman CLO Ltd., "B", Series 2018-28A, 144A, 3-month USD-LIBOR + 1.600%, 3.878% **, 4/20/2030		750,000	740,689
Taco Bell Funding LLC, "A2I", Series 2018-1A, 144A, 4.318%, 11/25/2048		496,250	513,996
Wendy's Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		157,200	159,690
			7,538,589
Total Asset-Backed (Cost $11,572,424)			11,597,251
Mortgage-Backed Securities Pass-Throughs 1.8%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		2,777	3,111
Federal National Mortgage Association:
3.5%, 10/1/2049		2,200,000	2,260,251
4.5%, 9/1/2035		4,983	5,245
6.0%, 1/1/2024		7,095	7,833
Total Mortgage-Backed Securities Pass-Throughs (Cost $2,273,874)			2,276,440
Commercial Mortgage-Backed Securities 3.8%
Benchmark Mortgage Trust, "A4" Series 2019-B13, 2.952%, 8/15/2057 (e)		1,400,000	1,451,603
BX Commercial Mortgage Trust, "D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 3.328% **, 11/15/2035		196,320	196,443
Citigroup Commercial Mortgage Trust, "D", Series 2019-PRM, 144A, 4.35%, 5/10/2036		500,000	522,153
CSAIL Commercial Mortgage Trust, "B", Series 2019-C15, 4.476%, 3/15/2052		500,000	561,994
DBWF Mortgage Trust, "C", Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 3.807% **, 11/19/2035		250,000	249,999
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.666% **, 12/25/2024		4,887,262	121,663
"X1P", Series KL05, Interest Only, 1.024% **, 6/25/2029		4,800,000	360,599
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		394,448	376,712
GS Mortgage Securities Corp., Trust, "C", Series 2018-FBLU, 144A, 1-month USD-LIBOR + 1.600%, 3.628% **, 11/15/2035		500,000	500,309
MTRO Commercial Mortgage Trust, “C”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 3.328% **, 12/15/2033		250,000	250,156
NYT Mortgage Trust, “B”, Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 3.428% **, 11/15/2035		350,000	351,418
Total Commercial Mortgage-Backed Securities (Cost $4,895,401)			4,943,049
Collateralized Mortgage Obligations 5.4%
Connecticut Avenue Securities Trust:
“1M2”, Series 2019-R05, 144A, 1-month USD-LIBOR + 2.000%, 4.018% **, 7/25/2039		850,000	852,045
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.150%, 4.168% ** , 9/25/2031		168,000	168,802
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 4.318% ** , 8/25/2031		256,667	257,984
Fannie Mae Connecticut Avenue Securities:
“1M2”, Series 2018-C06, 1-month USD-LIBOR + 2.000%, 4.018% ** , 3/25/2031		187,500	188,183
“1M2”, Series 2018-C01, 1-month USD-LIBOR + 2.250%, 4.268% ** , 7/25/2030		172,000	173,589
“1M2”, Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.368% ** , 1/25/2031		500,000	505,673
Federal Home Loan Mortgage Corp.:
“GV”, Series 4827, 4.0%, 7/15/2031		690,450	726,451
“AS”, Series 4885, Interest Only 4.023% **, 6/15/2049		1,428,017	294,280
“PI”, Series 3843, Interest Only, 4.5%, 5/15/2038		98,171	2,890
“C31”, Series 303, Interest Only, 4.5%, 12/15/2042		938,298	165,286
“H”, Series 2278, 6.5%, 1/15/2031		108	110
Federal National Mortgage Association:
“WO”, Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		220,000	159,795
“4”, Series 406, Interest Only, 4.0%, 9/25/2040		83,348	14,372
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033		94,348	13,765
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2019-DNA3, 144A, 1-month USD-LIBOR + 0.205%, 4.068% ** , 7/25/2049		400,000	401,345
“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 4.468% ** , 3/25/2049		660,000	667,066
“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 4.668% **, 1/25/2049		60,000	60,931
Government National Mortgage Association:
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044		175,335	15,148
“PI”, Series 2014-108, Interest Only, 4.5%, 12/20/2039		49,204	6,543
“IP”, Series 2014-11, Interest Only, 4.5%, 1/20/2043		122,425	12,585
“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039		150,130	23,145
“IV”, Series 2009-69, Interest Only, 5.5%, 8/20/2039		145,112	22,308
“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039		99,932	15,190
JP Morgan Mortgage Trust, “AM”, Series 2016-3, 144A, 3.375% **, 10/25/2046		679,320	692,020
New Residential Mortgage Loan:
“A1”, Series 2019-NQM3, 144A, 2.802%, 7/25/2049		479,021	480,029
“A1”, Series 2019-NQM2, 144A, 3.6%, 4/25/2049		174,604	176,864
STACR Trust, “M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 4.118% **, 9/25/2048		324,324	325,064
Verus Securitization Trust, “A1”, Series 2019-INV1, 144A, 3.402%, 12/25/2059		515,257	519,525
Total Collateralized Mortgage Obligations (Cost $6,685,822)			6,940,988
Government & Agency Obligations 1.6%
Sovereign Bonds 0.6%
Republic of Indonesia, 4.45%, 2/11/2024		225,000	240,986
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	270,000	308,883
Republic of South Africa, 4.875%, 4/14/2026		200,000	206,484
			756,353
U.S. Treasury Obligation 1.0%
U.S. Treasury Inflation-Indexed Note, 0.5%, 4/15/2024		1,220,688	1,235,298
Total Government & Agency Obligations (Cost $1,975,629)			1,991,651
Short-Term U.S. Treasury Obligations 2.6%
U.S. Treasury Bills:
1.806% ***, 7/16/2020 (f)		1,723,000	1,698,570
2.573% ***, 10/10/2019 (g)		1,660,000	1,659,266
Total Short-Term U.S. Treasury Obligations (Cost $3,356,952)			3,357,836
		Shares	Value ($)
Exchange-Traded Funds 2.7%
Vanguard Real Estate ETF (Cost $3,299,515)		37,670	3,512,728
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.84% (h) (i) (Cost $118,400)		118,400	118,400
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 1.96% (h) (Cost $1,001,206)		1,001,206	1,001,206
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $115,256,806)		99.8	128,490,193
Other Assets and Liabilities, Net		0.2	270,328
Net Assets		100.0	128,760,521

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.84% (h) (i)
2,070,696	—	1,952,296 (j)	—	—	14,735	—	118,400	118,400
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 1.96% (h)
2,297,660	52,735,161	54,031,615	—	—	74,070	—	1,001,206	1,001,206
4,368,356	52,735,161	55,983,911	—	—	88,805	—	1,119,606	1,119,606

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at September 30, 2019 amounted to $113,161, which is 0.1% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	Perpetual, callable security with no stated maturity date.
(e)	When-issued security.
(f)	At September 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	At September 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
ASX: Australian Securities Exchange
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
PJSC: Public Joint Stock Company
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	12/19/2019	41	5,396,410	5,342,812	(53,598)
2 Year U.S. Treasury Note	USD	12/31/2019	133	28,745,986	28,661,500	(84,486)
3 Month Euro Euribor Interest Rate	EUR	9/14/2020	2	547,117	547,946	829
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	9/14/2020	2	505,239	505,335	96
3 Month Euroyen Future	JPY	9/14/2020	2	462,782	462,682	(100)
3 Month Sterling (Short Sterling) Interest Rate	GBP	9/16/2020	3	457,637	458,614	977
90 Day Eurodollar Time Deposit	USD	9/14/2020	2	492,131	492,625	494
ASX 90 Day Bank Accepted Bills	AUD	9/10/2020	3	2,019,479	2,021,362	1,883
MSCI Emerging Market Index	USD	12/20/2019	53	2,704,750	2,655,035	(49,715)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2019	35	5,041,184	4,984,219	(56,965)
Total net unrealized depreciation						(240,585)

At September 30, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Euro Stoxx 50 Index	EUR	12/20/2019	101	3,854,992	3,913,521	(58,529)
S&P 500 E-Mini Index	USD	12/20/2019	11	1,650,852	1,638,175	12,677
TOPIX Index	JPY	12/12/2019	5	711,421	734,335	(22,914)
Total net unrealized depreciation						(68,766)

At September 30, 2019, open credit default swap contracts sold were as follows:

Bilateral Swaps
Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Counterparty/Expiration Date	Notional Amount (k)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
Markit Commercial Mortgage Backed Securities Index Series 12	2.0%/ Monthly	Morgan Stanley 8/17/2061	500,000	USD	(11,642)	(15,299)	3,656

(k)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At September 30, 2019, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized (Depreciation) ($)
Fixed - 2.729% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/4/2019 3/5/2029	400,000	USD	(41,417)	—	(41,417)
Fixed - 1.961% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/28/2019 6/28/2029	400,000	USD	(16,377)	—	(16,377)
Fixed - 2.636% Semi-Annually	Floating — 3-Month LIBOR Quarterly	1/21/2020 1/21/2025	1,800,000	USD	(101,160)	—	(101,160)
Total net unrealized depreciation							(158,954)

As of September 30, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	1,600,000	USD	1,768,176	11/21/2019	17,833	State Street Bank and Trust

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,859,582	$2,252,648	$—	$7,112,230
Consumer Discretionary	5,556,136	2,486,679	—	8,042,815
Consumer Staples	3,739,168	1,423,640	—	5,162,808
Energy	3,682,407	1,735,248	—	5,417,655
Financials	4,927,512	6,084,215	—	11,011,727
Health Care	4,228,561	2,273,892	—	6,502,453
Industrials	3,089,384	2,440,886	—	5,530,270
Information Technology	11,451,834	1,411,128	—	12,862,962
Materials	1,486,670	756,670	—	2,243,340
Real Estate	2,761,755	826,522	—	3,588,277
Utilities	2,925,703	1,819,812	—	4,745,515
Preferred Stocks (l)	6,333,302	—	—	6,333,302
Warrants	—	—	6,086	6,086
Fixed Income Investments (l)
Corporate Bonds	—	14,191,204	—	14,191,204
Asset-Backed	—	11,597,251	—	11,597,251
Mortgage-Backed Securities Pass-Throughs	—	2,276,440	—	2,276,440
Commercial Mortgage-Backed Securities	—	4,943,049	—	4,943,049
Collateralized Mortgage Obligations	—	6,940,988	—	6,940,988
Government & Agency Obligations	—	1,991,651	—	1,991,651
Short-Term U.S. Treasury Obligations	—	3,357,836	—	3,357,836
Exchange-Traded Funds	3,512,728	—	—	3,512,728
Short-Term Investments (l)	1,119,606	—	—	1,119,606
Derivatives (m)
Futures Contracts	16,956	—	—	16,956
Credit Default Swap Contracts	—	3,656	—	3,656
Forward Foreign Currency Contracts	—	17,833	—	17,833
Total	$59,691,304	$68,831,248	$6,086	$128,528,638
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Futures Contracts	$(326,307)	$—	$—	$(326,307)
Interest Rate Swap Contracts	—	(158,954)	—	(158,954)
Total	$(326,307)	$(158,954)	$—	$(485,261)

(l)	See Investment Portfolio for additional detailed categorizations.
(m)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 3,656	$ —
Equity Contracts	$ (118,481)	$ —	$ —
Foreign Currency Contracts	$ —	$ —	$ 17,833
Interest Rate Contracts	$ (190,870)	$ (158,954)	$ —